EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net periodic costs of post-employment health care benefits
Cost of current service	R$ 4,441	R$ 4,481	R$ 5,935
Interests expense	12,162	15,494	18,981
Past service cost	5,769	(75,787)
Net pension cost (benefit)	R$ 22,372	R$ (55,812)	R$ 24,916